Fair Value Measurement - Financial Assets and Liabilities Accounted for at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments under executive deferred compensation plan	$ 23,030	[1]	$ 20,265	[1]
Equity securities	771	[2]	25	[2]
Foreign currency forward contracts, assets	161	[3]	262	[3]
Obligations under executive deferred compensation plan	23,030	[1]	20,265	[1]
Foreign currency forward contracts, liabilities			771	[3]
Total Pension Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined benefit plan fair value of plan assets	616,545	[4]	563,303	[4]	531,105
Total Postretirement Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined benefit plan fair value of plan assets	5,620	[4]	6,611	[4]	7,681
Quoted Prices in Active Markets for Identical Items (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments under executive deferred compensation plan	23,030	[1]	20,265	[1]
Equity securities	21	[2]	25	[2]
Obligations under executive deferred compensation plan	23,030	[1]	20,265	[1]
Quoted Prices in Active Markets for Identical Items (Level 1) | Total Pension Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined benefit plan fair value of plan assets	482,002	[4]	247,463	[4]
Quoted Prices in Active Markets for Similar Items (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency forward contracts, assets	161	[3]	262	[3]
Foreign currency forward contracts, liabilities			771	[3]
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Pension Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined benefit plan fair value of plan assets	10,944	[4]	245,011	[4]
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Postretirement Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined benefit plan fair value of plan assets	5,620	[4]	6,611	[4]
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	750	[2]
Unobservable Inputs (Level 3) | Total Pension Benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined benefit plan fair value of plan assets	$ 123,599	[4]	$ 70,829	[4]	$ 73,025

[1]	We maintain an EDCP that was adopted in 2001 and subsequently amended. The purpose of the EDCP is to provide current tax planning opportunities as well as supplemental funds upon the retirement or death of certain of our employees. The EDCP is intended to aid in attracting and retaining employees of exceptional ability by providing them with these benefits. We also maintain a Benefit Protection Trust (the Trust) that was created to provide a source of funds to assist in meeting the obligations of the EDCP, subject to the claims of our creditors in the event of our insolvency. Assets of the Trust are consolidated in accordance with authoritative guidance. The assets of the Trust consist primarily of mutual fund investments (which are accounted for as trading securities and are marked-to-market on a monthly basis through the consolidated statements of income) and cash and cash equivalents. As such, these assets and obligations are classified within Level 1.
[2]	Primarily consists of private equity securities classified as available-for-sale and are reported in Investments in the consolidated balance sheets. The changes in fair value are reported in Other in our consolidated statements of comprehensive income. Holdings in private equity securities are typically valued using the net asset valuations provided by the underlying private investment companies and as such are classified within Level 3.
[3]	As a result of our global operating and financing activities, we are exposed to market risks from changes in foreign currency exchange rates, which may adversely affect our operating results and financial position. When deemed appropriate, we minimize our risks from foreign currency exchange rate fluctuations through the use of derivative financial instruments. The foreign currency forward contracts are valued using broker quotations or market transactions in either the listed or over-the-counter markets. As such, these derivative instruments are classified within Level 2.
[4]	See Note 17 “Pension Plans and Other Postretirement Benefits” for further information about fair value measurements of our pension and postretirement plan assets.